Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
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Balances and Transactions with Related Parties
36. BALANCES AND TRANSACTIONS WITH RELATED PARTIES
The information detailed in the tables below shows the balances with associates and joint ventures as of December 31, 2023, 2022 and 2021 and transactions with the mentioned parties for the years ended on such dates.

	2023
	Other receivables		Trade receivables	Investments in financial assets		Accounts payable	Contract liabilities
	Non-current	Current	Current	Non-current	Current	Current	Current
Joint Ventures:

YPF EE	-	5	5	4	-	39	-
Profertil	-	-	15	-	-	15	-
MEGA	-	-	15	-	-	-	-
Refinor	-	-	12	-	4	1	-
OLCLP	-	-	-	-	-	2	-
Sustentator	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-
OTA	-	-	-	-	-	1	-
OTC	-	-	-	-	-	1	-

	-	5	47	4	4	59	-

Associates:
CDS	-	-	-	-	-	-	-
YPF Gas	-	1	6	-	-	1	-
Oldelval	43	-	-	4	-	10	-
Termap	-	-	-	-	-	2	-
GPA	-	-	-	-	-	1	-
Oiltanking	-	-	-	-	-	4	-
Gas Austral	-	-	-	-	-	-	-

	43	1	6	4	-	18	-

	43	6	53	8	4	77	-

	2022
	Other receivables		Trade receivables	Investments in financial assets		Accounts payable	Contract liabilities
	Non-current	Current	Current	Non-current	Current	Current	Current
Joint Ventures:
YPF EE	-	4	6	-	-	40	-
Profertil	-	-	8	-	-	12	-
MEGA	-	-	43	-	-	1	-
Refinor	-	-	13	-	-	3	-
OLCLP	-	-	-	-	-	2	-
Sustentator	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-
OTA	-	-	-	-	-	-	-
OTC	-	-	-	-	-	-	-

		4	70	-	-	58	-

Associates:
CDS	-	-	-	-	-	-	-
YPF Gas	-	2	9	-	-	3	-
Oldelval	-	18	-	-	-	10	-
Termap	-	-	-	-	-	3	-
GPA	-	-	-	-	-	2	-
Oiltanking	-	-	-	-	-	4	-
Gas Austral	-	-	-	-	-	-	-

	-	20	9	-	-	22	-

	-	24	79	-	-	80	-

	2021
	Other receivables		Trade receivables	Investments in financial assets		Accounts payable	Contract liabilities
	Non-current	Current	Current	Non-current	Current	Current	Current
Joint Ventures:

YPF EE	-	4	12	-	8	33	1
Profertil	-	-	11	-	-	9	-
MEGA	-	-	43	-	-	6	-
Refinor	-	-	19	-	-	1	-
OLCLP	-	-	-	-	-	2	-
Sustentator	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-
OTA	-	-	-	-	-	-	-
OTC	-	-	-	-	-	-	-

	-	4	85	-	8	51	1

Associates:
CDS	-	-	-	-	-	-	-
YPF Gas	-	1	7	-	-	2	-
Oldelval	-	-	-	-	-	4	-
Termap	-	-	-	-	-	1	-
GPA	-	-	-	-	-	3	-
Oiltanking	-	-	-	-	-	2	-
Gas Austral	-	-	-	-	-	-	-

	-	1	7	-	-	12	-

	-	5	92	-	8	63	1

	2023			2022			2021
	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)
Joint Ventures:
YPF EE	24	115	1	33	126	-	64	100	-
Profertil	73	135	-	76	208	-	56	115	-
MEGA	256	3	1	242	-	-	197	13	-
Refinor	94	22	-	142	35	-	130	15	-
OLCLP	1	13	-	1	11	-	1	8	-
Sustentator	1	-	-	-	-	-	-	-	-
CT Barragán	-	-	-	-	-	-	-	2	-
OTA	-	8	-	-	3	-	-	-	-
OTC	-	3	-	-	-	-	-	-	-

	449	299	2	494	383	-	448	253	-

Associates:
CDS	-	-	-	-	-	-	4	-	(1)
YPF Gas	52	6	1	77	9	-	58	8	-
Oldelval	-	60	-	1	50	-	-	36	-
Termap	-	22	-	-	21	-	-	19	-
GPA	-	16	-	-	17	-	-	18	-
Oiltanking	-	26	-	-	28	-	-	25	-
Gas Austral	3	-	-	5	-	-	5	-	-

	55	130	1	83	125	-	67	106	(1)

	504	429	3	577	508	-	515	359	(1)

Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s client/suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances			Transactions
		Receivables / (Liabilities)			Income / (Costs)
Customers / Suppliers	Ref.	2023	2022	2021	2023	2022	2021

SGE	(1) (18)	-	-	16	-	-	39
SGE	(2) (18)	23	72	43	195	192	169
SGE	(3) (18)	2	9	4	6	15	8
SGE	(4) (18)	-	1	2	-	-	-
SGE	(5) (18)	4	7	1	7	8	9
SGE	(6) (18)	8	38	66	-	-	-
Ministry of Transport	(7) (18)	2	8	8	25	51	67
AFIP	(8) (18)	20	38	-	83	52	-
Secretary of Industry	(9) (18)	-	-	-	-	2	6
Ministry of Work, Employment and Social Security and AFIP	(10) (18)	-	-	-	-	-	2
CAMMESA	(11)	59	109	125	374	403	587
CAMMESA	(12)	(3)	(4)	(11)	(49)	(26)	(85)
ENARSA	(13)	25	71	87	141	130	123
ENARSA	(14)	(62)	(97)	(77)	(52)	(30)	(34)
Aerolíneas Argentinas S.A.	(15)	43	89	26	383	416	127
Aerolíneas Argentinas S.A.	(16)	-	-	-	(1)	(2)	(2)
Agua y Saneamientos Argentinos S.A.	(17)	2	10	17	-	-	32

(1)	Benefits for the Resolution 46 Program. See Note 35.d.1).
(2)	Benefits for the Plan GasAr 2020-2024 and Plan GasAr 2023-2028. See Note 35.d.1).
(3)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks. See Note 35.d.2).
(4)
Benefits for recognition of the financial cost generated by payment deferral by providers of the distribution service of natural gas and undiluted propane gas through networks. They consist of financial compensations to distributors, sub-distributors, transporters and producers by recognizing the interest generated by the payment deferral granted to residential users of natural gas and undiluted propane gas through networks of 22% of the invoices issued from July 1, 2019 to October 31, 2019, recovered from regular invoices issued from December 1, 2019 and for 5 monthly, equal and consecutive periods.

(5)	Compensation for the lower income that Natural Gas Piping Distribution Service licensed companies receive from their users for the benefit of Metrogas.
(6)	Compensation by Decree No. 1,053/2018. See Note 35.c.1).
(7)
Compensation for providing diesel to public transport of passengers at a differential price. They consist of economic compensations to hydrocarbon producing and refining companies committed to ensuring the supply of diesel in the necessary volumes to meet domestic needs.

(8)	Benefits of the RIAIC. See Note 35.e.3).
(9)
Incentive for domestic manufacturing of capital goods, for the benefit of AESA. It takes place through a fiscal bond be computed as a tax credit for the payment of national taxes (i.e., income tax, VAT and domestic taxes) provided that manufacturers have industrial establishments located in Argentina.

(10)	Benefits recognized by the Productive Recovery Program II (“REPRO II”) in benefit of OPESSA. See Note 26.
(11)	Sales of fuel oil, diesel and natural gas.
(12)	Purchases of electrical energy.
(13)	Sales of natural gas and provision of regasification service of LNG and construction inspection service.
(14)	Purchases of natural gas and crude oil.
(15)	Sales of jet fuel.
(16)	Purchases of miles for the YPF Serviclub Program.
(17)	Sales of assets held for disposal.
(18)	Income from incentives recognized according to IAS 20. See Note 2.b.12).
Additionally, the Group has entered into certain financing and insurance transactions with entities related to the national public sector. Such transactions consist of certain financial transactions that are described in Notes 14, 15 and 21 and transactions with Nación Seguros S.A. related to certain insurance policies contracts.
On the other hand, the Group holds Bonds of the Argentine Republic 2029 and 2030 identified as investments in financial assets at fair value with changes in results, and bills and bonds issued by the National Government identified as investments in financial assets at amortized cost (see Note 14). Additionally, the Group holds BCRA bills identified as cash and cash equivalents (see Note 15).
Besides, the Company indirectly holds 100% of the capital stock of CDNC and Compañía de Hidrocarburo No Convencional S.R.L. (“CHNC”), but under the existing contractual agreements, it does not exercise the power to make the relevant financial and operative decisions, it does not fund its activities and it is not exposed to any risks or benefits arising from its interest in those companies. Therefore, such interest has not generated any balances or results for the Company.
Considering the rights Chevron might exercise in the future over CHNC to have access to 50% of the exploitation concession of Loma Campana and other supplementary rights, and as guarantee for those rights and other obligations under the Project Investment Agreement (“LC Agreement”) that the Company and Chevron signed on July 16, 2013, a pledge was created in favor of Chevron over the shares of an affiliate of YPF that indirectly holds YPF’s interest in CHNC.
In this context and considering that YPF is the operator of Loma Campana Area, the parties executed a Project Obligations, Indemnities and Guarantee Agreement under which the Company makes certain representations and guarantees in relation to the LC Agreement. This guarantee relating to the operation and management of the Project does not include the project’s performance or the return on investment, both of which are at Chevron’s exclusive risk.
During fiscal years 2023, 2022 and 2021, YPF and CHNC carried out transactions, among others, the purchases of gas and crude oil by YPF for 453, 442 and 424, respectively. These transactions were consummated in accordance with the general and regulatory conditions of the market. The net balance payable to CHNC as of December 31, 2023, 2022 and 2021 amounts to 38, 46 and 29, respectively.
The table below discloses the accrued compensation for the YPF’s key management personnel, including members of the Board of Directors and Vice Presidents, managers with executive functions appointed by the Board of Directors, for the years ended December 31, 2023, 2022 and
2021:

	2023	2022	2021
Short-term employee benefits (1)	10	13	12
Share-based benefits	1	1	1
Post-retirement benefits	-	1	1
Termination benefits	3	6	2

	14	21	16

(1)	Does not include social security contributions of 2, 3 and 3 for the years ended December 31, 2023, 2022 and 2021, respectively.